INVESTMENTS, DEBT AND DERIVATIVES - Investments and derivative assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL ASSETS
Carrying value	$ 191	$ 185
Non-current	71	99
Current	120	86
At fair value
FINANCIAL ASSETS
Carrying value	58	37
At fair value | Other investments
FINANCIAL ASSETS
Carrying value	58	37
At amortized cost
FINANCIAL ASSETS
Carrying value	133	148
At amortized cost | Security deposits and cash collateral
FINANCIAL ASSETS
Carrying value	63	49
At amortized cost | Other investments
FINANCIAL ASSETS
Carrying value	$ 70	$ 99